Gold loan payable and gold in trust (Tables)	12 Months Ended
Dec. 31, 2021
Gold Loan Payable And Gold In Trust
Schedule of Gold Loan Payable
	December 31, 2021	December 31, 2020
Gold loan payable – opening balance	$2,842,756	$2,541,338
Accrued interest expense	271,093	261,151
Accrued standby fees	8,743	9,536
Accretion expense	114,535	100,563
Foreign exchange difference	(9,582)	(69,832)
Gold loan payable	$3,227,545	$2,842,756

Derivative financial liabilities – opening balance	$375,417	$430,965
Change in fair value through profit & loss	18,156	(44,049)
Foreign exchange difference	(1,953)	(11,499)
Derivative financial liabilities	$391,620	$375,417

Schedule of Gold in Trust
	December 31, 2021		December 31, 2020
	Ounces	$	Ounces	$
Gold in trust, opening balance	397	955,781	797	1,576,366
Sale of gold in trust	-	-	(400)	(818,360)
Gain on sale	-	-	-	19,413
Change in fair value through profit & loss	-	(35,775)	-	199,379
Foreign exchange difference	-	(4,011)	-	(21,017)
	397	915,995	397	955,781